Employee benefits - Pension and other post-employment benefits - Additional Information (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of employee benefits [line items]
Plan assets, fair value of our debt securities	$ 57	$ 49
Dividends received on our common shares held in plan assets	$ 4	$ 4
Common shares [member]
Disclosure of employee benefits [line items]
Number of our common shares included in plan assets	1	1
Plan assets, fair value of our common shares	$ 104	$ 95
Foreign defined benefit plans [member] | Investments and other [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	40.00%	35.00%
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ (1,102)	$ 633
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Remeasurement gains (losses) recorded in OCI	$ (20)	$ 113
Defined benefit pension plans [member] | Equity securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	10.00%	10.00%
Defined benefit pension plans [member] | Equity securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	22.00%	24.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Equity securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	33.00%	33.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Equity securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	16.00%	23.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debt securities [member] | Canada [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	47.00%	46.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Debt securities [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	44.00%	42.00%
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Investments and other [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Asset allocation of defined benefit pension plans, Percentage of total plan assets	20.00%	21.00%
Defined benefit and contribution pension plans [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	$ 551	$ 594
Estimated contributions to pension plans and other post-employment benefit plans	549
Defined benefit and contribution pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	293	354
Net interest expense (income) for pension plans	(21)	4
Defined benefit and contribution pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Service costs for pension plans	5	(8)
Net interest expense (income) for pension plans	(1)	4
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Contributions to pension plans (defined benefit and defined contribution plans) and other post-employment benefit plans	72	$ 65
Estimated contributions to pension plans and other post-employment benefit plans	$ 78